Consolidated Statements of Changes in Shareholders' Deficit - USD ($)	Total	Class B Ordinary Shares	Class B Ordinary Shares Class B [Member]	Additional Paid-in Capital	Accumulated Deficit
Balances at Dec. 31, 2021	$ (25,128,000)		$ 1,000	$ 0	$ (25,129,000)
Balances (in Shares) at Dec. 31, 2021			7,500,000
Accretion in value of Class A ordinary shares subject to redemption	(4,675,000)	$ 0		0	(4,675,000)
Net income	15,069,000	0		0	15,069,000
Balances at Dec. 31, 2022	(14,734,000)		$ 1,000	0	(14,735,000)
Balances (in Shares) at Dec. 31, 2022			7,500,000
Accretion in value of Class A ordinary shares subject to redemption	(4,078,000)	0		0	(4,078,000)
Net income	139,000	$ 0		0	139,000
Balances at Dec. 31, 2023	$ (18,673,000)		$ 1,000	$ 0	$ (18,674,000)
Balances (in Shares) at Dec. 31, 2023			7,500,000